Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

As foreign-invested companies engaged in insurance brokerage business are subject to stringent requirements compared with Chinese domestic enterprises under the current PRC laws and regulations, the Company’s PRC subsidiary, Shanghai Noah Rongyao Investment Consulting Co., Ltd. (“Noah Rongyao”), and its subsidiaries, as foreign-invested companies, do not meet all such requirements and therefore none of them are permitted to engage in the insurance brokerage business in China. Therefore, the Company decided to conduct the insurance brokerage business in China through Noah Investment and its subsidiaries which are PRC domestic companies beneficially owned by the Founders.

In addition, the Group engaged in mutual fund distribution business and distribution of asset management plans sponsored by mutual fund management companies as part of our business. Under PRC laws and regulations, distribution of mutual funds or asset management plans sponsored by mutual fund management companies requires a mutual fund distribution license. There may be uncertainties regarding the interpretation and application of regulations and other governmental policies regarding the issuance of a mutual fund distribution license. In addition, the approval authorities have broad discretion and may also provide the different requirements regarding the application of mutual fund distribution license according to different situations, such as the applicants are foreign-invested enterprises or their subsidiaries. As a result, the PRC subsidiaries may find it difficult to meet all such requirements or may have to incur significant costs and efforts to meet such requirements. Therefore, the Company conducts such business in China principally through contractual arrangements among our PRC subsidiary, Noah Rongyao and the Company’s PRC variable interest entity, Noah Investment, and Noah Investment’s shareholders. Noah Upright, a subsidiary of Noah Investment, holds the licenses and permits necessary to conduct mutual fund distribution and distribution of asset management plans sponsored by mutual fund management companies in China.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Noah Rongyao, entered into a series of contractual arrangements with Noah Investment and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Noah Investment shareholders’ equity interests in it. These contractual arrangements include: (i) a Power of Attorney Agreement under which each shareholder of Noah Investment has executed a power of attorney to grant Noah Rongyao or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as a shareholder of the Company, (ii) an Exclusive Option Agreement under which the shareholders granted Noah Investment or its third-party designee an irrevocable and exclusive option to purchase their equity interests in Noah Investment when and to the extent permitted by PRC law, (iii) an Exclusive Support Service Agreement under which Noah Investment engages Noah Rongyao as its exclusive technical and operational consultant and under which Noah Rongyao agrees to assist in arranging the financial support necessary to conduct Noah Investment’s operational activities, (iv) a Share Pledge Agreement under which the shareholders pledged all of their equity interests in Noah Investment to Noah Rongyao as collateral to secure their obligations under the agreement, and (v) a Free-Interest Loan Agreement under which each shareholder of Noah Investment entered into a loan agreement with Noah Rongyao for their respective investment in the equity interests in Noah Investment. The total amount of interest-free loans extended to the Founders is RMB27 million (approximately $3.6 million) which has been injected into Noah Investment. The Founders of Noah Investment effectively acted as a conduit to fund the required capital contributions from the Company into Noah Rongyao, are non-substantive shareholders and received no consideration for entering into such transactions. Under the above agreements, the shareholders of Noah Investment irrevocably granted Noah Rongyao the power to exercise all voting rights to which they were entitled. In December 2013, these loans were further restructured and each shareholder of Noah Investment re-entered into a new no-interest loan agreement with Noah Rongyao. The principal amounts of such no-interest loans to these shareholders were the same as that of the initial loans. The loan agreements will expire in December 2023. In addition, Noah Rongyao has the option to acquire all of the equity interests in Noah Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Noah Rongyao is entitled to receive service fees for certain services to be provided to Noah Investment.

The Exclusive Option Agreement and Power of Attorney Agreements provide the Company effective control over the VIE and its subsidiaries, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Rongyao, has (i) the power to direct the activities of Noah Investment that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effective agreements between a parent and a consolidated subsidiary, neither of which is accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement or loans payable/receivable under the Loan Agreement).

The Company believes that these contractual arrangements are in compliance with PRC laws and regulations and are legally enforceable. The addition of mutual fund business under Noah Investment and the transfer of Tianjin Gopher and Gopher Asset from Noah Rongyao to Noah Investment in 2012 do not impact the legal effectiveness of these contractual arrangements and do not impact the conclusion that the Company is the primary beneficiary of Noah Investment and its subsidiaries.

However, the aforementioned contractual arrangements with Noah Investment and its shareholders are subject to risks and uncertainties, including:

•	Noah Investment and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•	Noah Investment and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

•	The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Share Pledge Agreement have been registered by the shareholders of Noah Investment with the relevant office of the administration of industry and commerce, however, the VIE or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•	The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	It may be difficult to finance Noah Investment by means of loans or capital contributions. Loans from our offshore parent company to the VIE must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain.

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31,
	2013	2014
	$	$
Cash and cash equivalents	45,443,856	76,252,171
Restricted cash	165,188	161,171
Short-term investments	13,872,921	6,248,761
Accounts receivable, net of allowance for doubtful accounts	1,784,726	3,775,420
Amounts due from related parties	3,532,343	12,988,022
Deferred tax assets	604,377	1,841,876
Other current assets	1,195,057	1,438,158
Long-term investments	6,302,362	483,512
Investment in affiliates	18,893,396	39,662,915
Property and equipment, net	1,109,738	3,627,715
Other non-current assets	299,378	182,262
Total assets	93,203,342	146,661,983
Accrued payroll and welfare expenses	3,078,297	11,059,108
Income tax payable	2,167,268	4,518,462
Amounts due to the Group’s subsidiaries	34,660,524	27,289,801
Deferred revenue	8,377,979	6,105,780
Other current liabilities	961,140	4,475,798
Non-current uncertain tax position liabilities	1,044,580	1,019,175
Total liabilities	50,289,788	54,468,124

	As of December 31,
	2012*	2013	2014
	$	$	$
Revenue:
Third-party revenues
One-time commissions	31,859	1,171,253	13,072,826
Recurring service fees	1,200,863	6,070,762	18,163,030
Other service fees	957,745	4,489,280	3,953,060
Total third-party revenues	2,190,467	11,731,295	35,188,916
Related party revenues
One-time commissions	331,712	465,360	3,485,958
Recurring service fees	5,128,257	23,597,359	46,376,791
Other service fees	—	916,163	12,267,477
Total related party revenues	5,459,969	24,978,882	62,130,226
Total revenues	7,650,436	36,710,177	97,319,142
Less: business taxes and related surcharges	(416,525)	(2,043,086)	(5,457,850)
Net revenues	7,233,911	34,667,091	91,861,292
Operating cost and expenses	(6,409,491)	(13,836,442)	(29,655,461)
Other income	200,319	2,503,612	1,930,322
Net income	1,168,218	19,250,180	50,387,400
Net income attributable to Noah Holding Limited shareholders	1,086,355	17,644,412	47,379,799
Cash flows provided by operating activities **	29,624,846	40,988,172	39,849,513
Cash flows used in investing activities	(21,368,983)	(15,809,672)	(8,659,151)
Cash flows provided by financing activities	2,178,103	6,265,618	220,017

*	Tianjin Gopher’s result of operations and cash flows are included in the presentation starting from March 2012.
**	Cash flows provided by operating activities in 2013 and 2014 include amounts due to the Group’s subsidiaries of $34,660,524 and $27,289,801.

The VIEs contributed an aggregate of 8.3%, 21.2% and 37.1% of the consolidated net revenues for the years ended December 31, 2012, 2013 and 2014, respectively and an aggregate of 5.1%, 36.3% and 67.0% of the consolidated net income for the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2013 and 2014, the VIEs accounted for an aggregate of 30.7% and 34.0%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 13 for disclosure of restricted net assets.

Use of Estimates

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine the liability for uncertain tax positions, valuation allowance for deferred tax assets, allowance for accounts receivable, allowance for loan losses, fair value measurement of underlying investment portfolios of the funds that the Group invests, assumptions related to the consolidation of entities in which the Group holds variable interests, assumptions related to the valuation of share-based compensation, including estimation of related forfeiture rates and assumption related to valuation of investments.

Concentration of Credit Risk

(d) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, accounts receivable and investments. All of the Group’s cash and cash equivalents and a majority of investments are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Substantially all revenues were generated within China.

There were no product providers or underlying corporate borrowers which accounted for 10% or more of total revenues for the years ended December 31, 2012, 2013, and 2014.

Credit of small loan business is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Group requires collateral in form of right to securities. The Group identifies credit risk on a customer by customer basis. The information is monitored regularly by management.

Investments in Affiliates

(e) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

The Group also considers it has significant influence over the funds of funds and real estate funds that it serves as general partner, and the Group’s ownership interest in these funds as limited partner is generally much lower than 20%. These funds are not consolidated by the Group based on the facts that the Group is not the primary beneficiary of these funds, and substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of these funds to dissolve (liquidate) the funds or remove the company as the general partner of the funds without cause. The equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company and are required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

In 2010, Tianjin Gopher invested in four funds of private equity funds newly established in 2010; in 2011, Tianjin Gopher invested in six funds of private equity funds newly established in 2011; in 2012, Tianjin Gopher invested in one fund of private equity funds newly established in 2012. Tianjin Gopher held 0.6% to 4.8% equity interests in these funds as a general partner.

In 2012, Gopher Asset and its subsidiaries invested in two private equity funds of funds, thirty-eight real estate funds and real estate funds of funds newly established in 2012; in 2013, Gopher Asset and its subsidiaries invested in three private equity funds of funds, seventy-five real estate funds and real estate funds of funds, two secondary market equity funds of funds and eight other fixed income funds of funds newly established in 2013. Gopher Asset held no more than 2.3% equity interests in these real estate funds and real estate funds of funds and no more than 5.0% equity interest in these private equity funds of funds as a general partner. In 2014, Gopher Asset and its subsidiaries invested in sixteen private equity funds of funds, fourteen real estate funds and real estate funds of funds, fifteen secondary market equity funds of funds and twelve other fixed income funds of funds newly established in 2014. Gopher Asset held no more than 1.7% equity interests in these real estate funds and no more than 5.0% equity interest in these real estate funds of funds and private equity funds of funds as a general partner.

In May 2011, Tianjin Gopher injected RMB 4.0 million (approximately $0.6 million) into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In November 2012, Gopher Asset injected RMB 3.8 million (approximately $0.6 million) into Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd (“Kunshan Vantone”), a newly established joint venture, for 15% of the equity interest. Kunshan Vantone principally engages in private equity fund management businesses. The Group considers it has significant influences over Kunshan Vantone due to its voting rights in its board of directors.

In February 2013, Gopher Asset injected RMB 21.0 million (approximately $3.5 million) into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business.

In July 2013, Gopher Asset injected RMB 0.8 million (approximately $0.1 million) into Wuhu Bona Film Investment Management Co., Ltd. (“Wuhu Bona”), a newly established joint venture, for 15% of the equity interest. Wuhu Bona principally engages in film private equity fund management businesses. The Group considers it has significant influences over Wuhu Bona due to its voting rights in its board of directors.

The Group accounts for these investments using the equity method of accounting due to the fact that the Company has significant influence on these investees. The Group recorded investments in affiliates of $14,742,364 and $35,817,261 as of December 31, 2013 and 2014, respectively and income from equity in affiliates of $617,361, $1,191,833 and $2,200,504 for the years ended December 31, 2012, 2013 and 2014, respectively.

Internal-use Software

(f) Internal-use Software

Certain direct development costs associated with internal use software are capitalized and mainly include payroll costs for employees devoting time to the software projects principally related to software coding, system interface design and installation and software testing. The capitalized costs are amortized using the straight-line method over an estimated life of two to four years, from the date when the asset is substantially ready for use. Costs related to preliminary project activities and post implementation activities are expensed as incurred.

Fair Value of Financial Instruments

(g) Fair Value of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and Cash Equivalents

(h) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted Cash

(i) Restricted Cash

The Group’s restricted cash primarily represents cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in China. Such cash cannot be withdrawn without the written approval of the China Insurance Regulatory Commission. Funds that are raised on behalf of investors, prior to the establishment of certain third party investment vehicles, are legally segregated from the Group and will be transferred to such investment vehicles upon formation.

Investments

(j) Investments

The Group invests in debt securities and equity securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include marketable bond fund securities, trust products, asset management plans and real estate funds those have a stated maturity and normally pay a prospective fixed rate of return. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value deferred in other comprehensive income.

The Group records investments in private equity funds under the cost method when they do not qualify for the equity method. Gains or losses are realized when such investments are sold.

The Group reviews its investments except for those classified as trading securities for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. To date, the Group has not recorded an other-than-temporary impairment.

Non-controlling interests

(k) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and non-controlling interests. The non-controlling interest was $10,769,789 and $14,028,321, respectively as of December 31, 2013 and 2014 and the net income attributable to non-controlling interest was $82,712, $1,602,867 and $2,806,078, respectively for years ended December 31, 2012, 2013 and 2014.

Property and Equipment, net

(l) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Revenue Recognition

(m) Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by product providers or underlying corporate borrowers.

The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Prior to a client’s purchase of a wealth management product, the Group provides the client with a wide spectrum of consultation services, including product selection, review, risk profile assessment and evaluation and recommendation for the client. Revenues are recorded, net of sales related taxes and surcharges.

One-time Commissions

The Group enters into one-time commission agreements with product providers or underlying corporate borrowers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a wealth management product, the Group earns a one-time commission from product providers or underlying corporate borrowers, calculated as a percentage of the wealth management products purchased by its clients. The Group defines the “establishment of a wealth management product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a wealth management product. Revenue is recorded upon the establishment of the wealth management product, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies. Certain contracts require a portion of the payment be deferred until the end of the wealth management products’ life or other specified contingency. In such instances, the Group defers the contingent amount until the contingency has been resolved. A small portion of the Group’s one-time commission arrangements require the provision of certain after sales activities, which primarily relate to disseminating information to clients related to investment performance. The Group accrues the estimated cost of providing these services, which are inconsequential, when the one-time commission is earned as the services to be provided are substantially complete. The Group has historically completed the after sales services in a timely manner and can reliably estimate the remaining costs.

Recurring Service Fees

Recurring service fees from product providers depend on the type of wealth management product the Group’s client purchased and are calculated as either (i) a percentage of the total value of investments in the wealth management products purchased by the Group’s clients, calculated at the establishment date of the wealth management product or (ii) as a percentage of the fair value of the total investment in the wealth management product, calculated daily. As the Group provides these services throughout the contract term, for either method of calculation, revenue is recognized on a daily basis over the contract term, assuming all other revenue recognition criteria have been met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Multiple Element Arrangements

The Group enters into multiple element arrangements when a product provider or underlying corporate borrower engages it to provide both wealth management marketing and recurring services. The Group also provides both wealth management marketing and recurring services to funds of private equity funds and real estate funds that it serves as general partner.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s products and services contain certain level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of wealth management marketing service and recurring services under these multiple element arrangements.

The Group has vendor specific objective evidence of fair value for its wealth management marketing services as it provides such services on a stand-alone basis. The Group has not sold its recurring services on a stand-alone basis. However, the fee to which the Group is entitled is consistently priced at a fixed percentage of the management fee obtained by the fund managers irrespective of the fee obtained for the wealth management marketing services. The recurring service fee the Group charges as general partner is consistent with the management fee obtained by the fund managers irrespective of the fee obtained for the wealth management marketing services. As such, the Group has established fair value as relative charges that are consistent with management fee in such arrangements and believes it represents their best estimate of the selling price at which they would transact if the recurring services were sold regularly on a stand-alone basis. The Group allocates arrangement consideration based on fair value, which is equivalent to the percentages charged for each of the respective units of accounting, as described above. Revenue for the respective units of accounting is also recognized in the same manner as described above. If the estimated selling price for recurring services increased (or decreased) by 1%, the revenue allocated to this revenue element would increase (decrease) by 0.1% to 0.7%.

Other Service Fees

The Group also derived revenues from small short-term loan, internet finance business, performance based income of the funds it serves as fund managers and other businesses, which were recorded as other service fees and represented 0.63%, 0.48%, 6.20% and 0.87% of the Group’s total net revenue for the year ended December 31, 2014.

From November 2013, the Group started offering small short-term loan services. Revenue is recognized when there are probable economic benefits to the Group and when the revenue can be measured reliably. Interest on loan receivables is accrued monthly in accordance with their contractual terms and recorded in accrued interest receivable. The Group does not charge prepayment penalty from customers.

In 2014, the Group started internet finance business to provide financial products and services to high net worth individuals as well as white-collar professionals in China through its proprietary internet financial platforms. Revenues derived from internet finance business is recorded in other service fees.

Business Tax and Related Surcharges

(n) Business Tax and Related Surcharges

The Group is subject to business tax, education surtax, and urban maintenance and construction tax, on the services provided in the PRC. Business tax and related surcharges are primarily levied based on revenues concurrent with a specific revenue-producing transaction at combined rates ranging from 5.35% to 5.70%. They can be presented either on a gross basis (included in revenues and costs) or on a net basis (excluded from revenue) at the Company’s accounting policy decision under U.S. GAAP. The Company has elected to report such business tax and related surcharges on a net basis as a reduction of revenues.

Cost of Revenues

(o) Cost of Revenues

Cost of revenue includes salaries and performance-based commissions of relationship managers and expenses incurred in connection with product-specific client meetings and other events.

Income Taxes

(p) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet.

Share-Based Compensation

(q) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on a combination of the historical and implied volatility of comparable companies from a representative peer group based on industry. Management estimates expected forfeitures and recognizes compensation costs only for those share-based awards expected to vest. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

Government Grants

(r) Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investment made by the Group in form of registered capital or taxable income generated by the Group in these local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. The Group does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received. Cash subsidies of $4,295,029, $5,323,670 and $14,792,142 are included in other operating income for the years ended December 31, 2012, 2013 and 2014, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

Net Income per Share

(s) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including non-vested restricted shares and options.

Operating Leases

(t) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Certain of the Group’s facility leases provide for a free rent period. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Foreign Currency Translation

(u) Foreign Currency Translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities of the Group’s PRC entities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

The financial records of the Group’s PRC entities are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

Comprehensive Income

(v) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

Loans receivable, net

(w) Loans receivable, net

Loans receivable represent loan amount due from clients. Loans receivable are initially recognized at fair value which is the cash disbursed to originate loans, measured subsequently at amortized cost using the effective interest method, net of allowance that reflects the Company’s best estimate of the amounts that will not be collected.

Allowance for loan losses

(x) Allowance for loan losses

The allowance for loan losses is maintained at a level believed to be reasonable by management to absorb probable losses inherent in the portfolio as of each balance sheet date. The allowance is based on factors such as the size and current risk characteristics of the portfolio, an assessment of individual problem loans and actual loss, delinquency, and/or risk rating experience within the portfolio. The Company evaluates its allowance for loan losses on a quarterly basis or more often as deemed necessary.

In addition, the Company also calculates the provision amount in accordance with PRC regulation “The Guidance for Loan Losses” issued by People’s Bank of China (“PBOC”) and is applied to all financial institutes as below:

i)	General Reserve – is based on total loan receivable balance and to be used to cover unidentified probable loan loss. The General Reserve is required to be no less than 1% of total loan receivable balance.

ii)	Specific Reserve – is based on the level of loss of each loan after categorizing the loan according to their risk. According to the so-called “Five-Tier Principle” set forth in the Provision Guidance, the loans are categorized as “pass”, “special-mention”, “substandard”, “doubtful” or “loss”. Normally, the provision rate is 2% for “special-mention”, 25% for “substandard”, 50% for “doubtful” and 100% for “loss”.

iii)	Special Reserve – is fund set aside covering losses due to risks related to a particular country, region, industry or type of loans. The reserve rate could be decided based on management estimate of loan collectability.

Due to the short term nature of the loans receivable and based on the Company’s past loan loss experience, the Company only includes General Reserve in the loan loss reserve.

To the extent the mandatory loan loss reserve rate as required by PBOC differs from management’s estimates, the management elects to use the higher rate.

Recently issued accounting pronouncements

(y) Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) and International Accounting Standards Board (“IASB”) issued their converged standard on revenue recognition. The objective of the revenue standard Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)” is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, ‘‘Amendments to the Consolidation Analysis’’, regarding consolidation of legal entities such as limited partnerships, limited liability corporations, and securitization structures. The guidance eliminates the deferral issued by the FASB in February 2010 of the accounting guidance for VIE for certain investment funds, including mutual funds, private equity funds and hedge funds. In addition, the guidance amends the evaluation of fees paid to a decision maker or a service provider, and exempts certain money market funds from consolidation. The guidance will be effective for accounting periods beginning after December 15, 2015 with early adoption permitted. The Group is currently evaluating the potential impact on the Group’s consolidated financial statements.

In November 2014, the FASB issued a new pronouncement which provides guidance on determining whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or to equity. The new standard requires management to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. The effects of initially adopting the amendments in this Update should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. The Group is assessing the effect of adoption of this guidance on the Group’s consolidated financial statements.